Proposal for Profit Appropriation - Additional Information (Detail)	May 17, 2019 € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 $ / shares
Common shares [member]
Disclosure of proposal profit appropriation [Line Items]
Par value per share		€ 0.12
Common share B [member]
Disclosure of proposal profit appropriation [Line Items]
Par value per share | $ / shares			$ 0.12
Aegon N.V [member] | Common shares [member]
Disclosure of proposal profit appropriation [Line Items]
Par value per share		€ 0.12
Aegon N.V [member] | Common shares [member] | Dividend Distributed [member]
Disclosure of proposal profit appropriation [Line Items]
Dividends proposed as distributions to owners per share	€ 0.16
Aegon N.V [member] | Common share B [member] | Dividend Distributed [member]
Disclosure of proposal profit appropriation [Line Items]
Dividends proposed as distributions to owners per share	€ 0.004